Basic and Diluted Loss Per Share - Schedule of Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares [Member]
Numerator:
Net loss from continuing operations	$ (375,875)	$ (3,837)	$ (3,179)
Net loss from discontinued operations	(348)	(1,212)	(1,732)
Allocation of net loss from continuing operations between Class A and Class B Ordinary Shares	(7,332)	(2,031)	(2,147)
Allocation of net loss from discontinued operations between Class A and Class B Ordinary Shares	$ (7)	$ (642)	$ (1,170)
Denominator:
Weighted average shares (in Shares)	45,142	65,590	77,000
Basic net loss per share from continuing operations (in Dollars per share)	$ (162.42)	$ (35.65)	$ (27.89)
Diluted net loss per share from continuing operations (in Dollars per share)	(162.42)	(35.65)	(27.89)
Basic net loss per share from discontinued operations (in Dollars per share)	(0.15)	(9.76)	(15.19)
Diluted net loss per share from discontinued operations (in Dollars per share)	$ (0.15)	$ (9.76)	$ (15.19)
Class B Ordinary Shares [Member]
Numerator:
Net loss from continuing operations	$ (375,875)	$ (3,837)	$ (3,179)
Net loss from discontinued operations	(348)	(1,212)	(1,732)
Allocation of net loss from continuing operations between Class A and Class B Ordinary Shares	(368,543)	(1,806)	(1,032)
Allocation of net loss from discontinued operations between Class A and Class B Ordinary Shares	$ (342)	$ (570)	$ (562)
Denominator:
Weighted average shares (in Shares)	2,269,090	58,634	37,021
Basic net loss per share from continuing operations (in Dollars per share)	$ (162.42)	$ (35.65)	$ (27.89)
Diluted net loss per share from continuing operations (in Dollars per share)	(162.42)	(35.65)	(27.89)
Basic net loss per share from discontinued operations (in Dollars per share)	(0.15)	(9.76)	(15.19)
Diluted net loss per share from discontinued operations (in Dollars per share)	$ (0.15)	$ (9.76)	$ (15.19)